CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2015 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 656,516.4	$ 9,909.7	₨ 721,933.3
Loans, allowance	₨ 57,360.1	$ 865.8	₨ 47,334.1	$ 714.5
Equity shares, par value | ₨ / shares	₨ 2.0		₨ 2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,528,186,517	2,528,186,517	2,506,495,317	2,506,495,317
Equity shares, outstanding	2,528,186,517	2,528,186,517	2,506,495,317	2,506,495,317